Appendix 2.2 Additional Information No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Income Statement (Detail) - Estimated Sales and Purchases of Energy and Capacity [Member] - CLP ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Energy And Power [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	$ 422,457,671	$ 310,301,370
Energy Purchases	147,662,168	125,130,599
Energy and Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Energy Sales	33,270,962	13,929,209
Energy Purchases	$ 11,928,862	$ 20,059,576